INTANGIBLE ASSETS, NET - Schedule of intangible assets, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	¥ 62,387,016	$ 9,045,267	¥ 550,002,745
Less: Accumulated amortization	(24,275,080)	(3,519,556)	(29,885,266)
Total	38,111,936	5,525,711	520,117,479
Trademarks
Intangible assets with indefinite lives:
Indefinite lives intangible assets, Gross			443,300,000
Trademarks
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	41,435,000	6,007,510	41,620,493
Technology
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	4,200,000	608,943	4,200,000
Network rights
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	210,755	30,557	390,317
Purchased software
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	13,574,658	1,968,140	15,429,484
Reacquired rights
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	2,531,418	367,021	2,531,418
Favorable leases
Intangible assets with finite lives:
Finite-lived intangible assets, Gross			42,095,848
Others
Intangible assets with finite lives:
Finite-lived intangible assets, Gross	¥ 435,185	$ 63,096	¥ 435,185